SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Nov. 21, 2022	Nov. 14, 2022	Nov. 09, 2022	Oct. 20, 2022	Mar. 23, 2022	Mar. 09, 2022	Nov. 23, 2022	Sep. 30, 2022	Dec. 31, 2021	Oct. 28, 2021	May 10, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Aggregate number of warrants to purchase shares											1,172,000
Debt discount								$ 327,634				$ 78,165
Osher Capital Partners LLC [Member]
Subsequent Event [Line Items]
Debt instrument carrying amount										$ 199,650
Original Issue Discount Senior Debenture Note [Member] | Osher Capital Partners LLC [Member]
Subsequent Event [Line Items]
Debt conversion, description					(i) $110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt amount					$ 110,000
Debt instrument maturity date					Mar. 23, 2023
Term of warrants					5 years
Aggregate number of warrants to purchase shares					220,000
Exercise price of warrants per share					$ 0.50
Proceeds from issuance of convertible debt					$ 100,000
Debt discount					$ 10,000
Debt instrument conversion price per share					$ 0.50
Original Issue Discount Senior Debenture Note [Member] | Brio Capital Master Fund Ltd [Member]
Subsequent Event [Line Items]
Debt conversion, description			(i) $82,500 aggregate principal amount of Note due November 9, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder		(i) $110,000 aggregate principal amount of Note due March 23, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt amount					$ 110,000
Debt instrument maturity date					Mar. 23, 2023
Term of warrants					5 years
Aggregate number of warrants to purchase shares					220,000
Exercise price of warrants per share					$ 0.50
Proceeds from issuance of convertible debt					$ 100,000
Debt discount					$ 10,000
Debt instrument conversion price per share					$ 0.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Officers compensation						$ 250,000
Salary percentage						40.00%
Share based payment award options grants in period gross						600,000
Share based payment award shares purchased for award						600,000
Subsequent Event [Member] | Original Issue Discount Senior Debenture Note [Member] | Osher Capital Partners LLC [Member]
Subsequent Event [Line Items]
Debt conversion, description	(i) $145,200 aggregate principal amount of Note due November 21, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder	(i) $55,000 aggregate principal amount of Note due November 14, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder		(i) $110,000 aggregate principal amount of Note due October 20, 2023 based on $1.00 for each $0.90909 paid by the previous noteholder
Debt amount	$ 145,200	$ 55,000		$ 110,000
Debt instrument maturity date	Nov. 21, 2023	Nov. 14, 2023		Oct. 20, 2023
Term of warrants				5 years
Aggregate number of warrants to purchase shares	968,000	366,667		733,333			968,000
Exercise price of warrants per share	$ 0.25	$ 0.25		$ 0.25
Proceeds from issuance of convertible debt	$ 132,000	$ 50,000		$ 100,000
Debt discount	$ 13,200	$ 5,000		$ 10,000
Debt instrument conversion price per share	$ 0.15	$ 0.15		$ 0.15
Debt instrument carrying amount							$ 145,200
Subsequent Event [Member] | Original Issue Discount Senior Debenture Note [Member] | Brio Capital Master Fund Ltd [Member]
Subsequent Event [Line Items]
Debt amount			$ 82,500
Debt instrument maturity date			Nov. 09, 2023
Aggregate number of warrants to purchase shares			550,000
Exercise price of warrants per share			$ 0.25
Proceeds from issuance of convertible debt			$ 75,000
Debt discount			$ 7,500
Debt instrument conversion price per share			$ 0.15